ACCOUNTS RECEIVABLE, NET - Allowance for credit loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Allowance for doubtful accounts movement
Beginning balance	$ 653,470	$ 382,731	$ 382,731
Additions	192,977	$ 286,081	274,115
Foreign currency translation adjustments	14,670		(3,376)
Ending balance	$ 861,117		$ 653,470